Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Virtus Horizon International Wealth Masters Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Horizon International Wealth Masters Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Horizon International Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated December 29, 2017 to the Summary Prospectuses dated April 10, 2017,

and the Virtus Opportunities Trust Statutory Prospectus,

dated April 10, 2017, each as supplemented

Important Notice to Investors

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Virtus Horizon International Wealth Masters Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIWAX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 702
3 Years	rr_ExpenseExampleYear03	1,352
5 Years	rr_ExpenseExampleYear05	2,025
10 Years	rr_ExpenseExampleYear10	3,811
1 Year	rr_ExpenseExampleNoRedemptionYear01	702
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,352
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,025
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,811
Virtus Horizon International Wealth Masters Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIWCX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.02%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 310
3 Years	rr_ExpenseExampleYear03	1,046
5 Years	rr_ExpenseExampleYear05	1,898
10 Years	rr_ExpenseExampleYear10	4,102
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,046
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,898
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,102
Virtus Horizon International Wealth Masters Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VWIIX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	3,199
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	749
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,199
Virtus Horizon International Wealth Masters Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIWTX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 381
3 Years	rr_ExpenseExampleYear03	1,054
5 Years	rr_ExpenseExampleYear05	1,750
10 Years	rr_ExpenseExampleYear10	3,598
1 Year	rr_ExpenseExampleNoRedemptionYear01	381
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,054
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,750
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,598

[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.07% for Class C Shares, 1.07% for Class I Shares and 1.32% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.
[2]	Estimated for current fiscal year, as annualized.